UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in charter)

1200 17TH STREET, SUITE 850, DENVER, COLORADO     80202-5808

(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.     1200 17TH STREET, SUITE 850, DENVER, COLORADO     80202-5808

(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-572-6990

Date of fiscal year end:	09/30/2008

Date of reporting period:	03/31/2008

Item 1. Reports to Stockholders

May 26, 2008

Dear Shareholders,

Wow, what a six-month time period to try to condense and explain to you. At the beginning of the semi-annual period, the share price reached its twenty year high at $10.00/share, $9.50/share, net asset value. Shortly thereafter, the fireworks started and we saw things happen that we have never seen before in the credit markets. All of the television commentators were making “worst since the great depression” comparisons as sub-prime loans imploded. Even top rated bonds including insured bonds, received big markdowns and for a time were not really liquid. Through the years, we, at Colorado BondShares, have largely avoided insured bonds preferring instead to pay higher dividends to shareholders rather than paying for insurance. So we were largely, though not completely, unaffected. As these events were unfolding, we were busy re-reading documents and digging through old bond covenants to analyze their effect on our positions. Nothing really came back to bite us but we did see the prices of all our bonds marked down to what we thought were unreasonably low levels. It was not a time, however, to argue with the common wisdom of Wall Street and, admittedly, we acquiesced to what seemed like an irrational pricing process.

In total, market action shaved 19 cents off the price of our shares from top to bottom. While this was smaller than the effect on some of our competitors, the volatility was far in excess of what we normally expect. We have since recovered more than half of that. Put in perspective, it is not unusual for the share price to fluctuate by $0.10 over the course of a year but this time it happened in two, not fifty-two, weeks. Two things helped us. We were not using any leverage of any kind and we had a disproportionate amount of the fund, almost 50%, in short safe maturities.

My sense is that once we get six months or a year down the road, everyone will look back at this time period and wonder “What was all that about?” Having said that however, I do think that there could still be some rocky days ahead as some further dislocations occur. But we continue to think that we are well positioned to hold our own against the potential threats that face us. Rest assured we will keep you advised of changing market conditions as they occur. We are sorry for the bumpy ride but because of attractive purchases which we made during this time we benefited and as you may have noticed the dividend has gone up a little. Thank you all for your trust, patience, loyalty and encouragement.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees
George N. Donnelly, Chairman of the Board
of Trustees
Bruce G. Ely, Trustee
James R. Madden, Trustee
Andrew B. Shaffer, President, Secretary,
Treasurer and Trustee
Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser
Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend Disbursing Agent
Freedom Funds Management Company

Distributor
SMITH HAYES Financial Services Corporation

Custodian of Portfolio Securities
UMB Bank, N.A.

Independent Registered Public Accounting Firm
Anton Collins Mitchell LLP

Legal Counsel
Kutak Rock LLP

This unaudited report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

FUND EXPENSES (unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual return, which includes the effect of Fund expenses. You can estimate the expenses that you paid over the period by using the information below together with the amount you invested. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line of the table below provides information that is intended to help you compare the ongoing costs of investing in the Fund with those of other mutual funds. The hypothetical “Ending Account Value” is based on the actual expense ratio of the Fund and an assumed 5% rate of return per year before expenses. The results do not apply to your investment because the return used is not the Fund’s actual return. This information is useful for making comparisons with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2008

	Beginning Account	Ending Account	Expenses Paid
Colorado BondShares – A Tax-Exempt Fund	Value 10/01/07	Value 03/31/08	During Period[1]

Based on Actual Fund Return	$1,000.00	$1,011.70	$2.82
Based on Hypothetical 5% Annual
Return Before Expenses	$1,000.00	$1,022.20	$2.84

1The expenses shown in this table are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges. If transaction costs were included, your total costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs please see the Fund’s prospectus.

CREDIT QUALITY (unaudited)

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2008

SECTOR BREAKDOWN (unaudited)

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2008

*Cash & cash equivalents include cash, receivables less liabilities plus securities with a maturity date of one year or less, this includes variable rate securities as identified in the accompanying Schedule of Investments.

Colorado BondShares
Tax-Exempt Fund

Schedule of Investments (unaudited)
March 31, 2008

Face Amount		Market Value

Colorado Municipal Bonds — 85.5%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.50% to yield 8.00% due 12/1/2035	$1,542,112
1,000,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	872,640
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023	2,726,558
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	1,789,720
3,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% yield to call 8.125% due 12/1/2037	3,181,830
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023(b)	585,678
1,602,000	BNC Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	1,602,000
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	872,640
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	700,000
5,080,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,027,473
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,328,683
4,520,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	3,994,414
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
6,070,000	Bromley Park Metropolitan District No. 3 G.O. Exchange (LTD Tax to Unlimited Tax) Series 2001A and B, 8.00% due 12/1/2019-22(b)	6,820,351
6,000,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2002B, 8.00% due 12/1/2022(b)	7,106,040
3,971,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003 8.00% due 12/1/2028	4,872,536
4,750,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2005B, 2.460% due 7/1/2032(h)	4,750,000
9,230,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 2.960% due 7/1/2032(h)	9,230,000
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	437,780

Colorado BondShares
Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	$27,120
565,000	Castle Rock (Town of) LID No. 1988-2 Special Assessment Series 1988, 9.25%-10.375% due 12/1/2008(a)(i)	39,550
1,805,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017(b)	1,851,118
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032(a)(g)(i)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027(a)(e)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027(f)(h)(i)	1,104,584
1,700,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,313,845
3,200,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Liberty Common School Project) Series 1998, 6.95% due 8/15/2019(b)	3,257,120
840,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	856,901
1,125,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,063,102
310,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010(b)	330,296
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	4,540,667
1,965,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032	2,281,836
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project Series 2004, 7.375% to yield 7.45% due 3/1/2035	804,327
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.65% due 1/1/2037(h)	438,759
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010	3,291,400
5,585,000	Colorado Housing and Finance Authority Multi-family/Project Class I Adjustable Rate 2000 Series A-1, 2.20% due 10/1/2030(h)	5,585,000

Colorado BondShares
Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
5,175,000	Colorado Housing and Finance Authority Multi-Family/Project Class III Adjustable Rate 2000 Series A-1, 2.95% due 4/1/2030(h)	$5,175,000
480,000	Colorado Housing and Finance Authority Adjustable Rate Multi-family Housing Insured Mortgage Revenue 2002 Series AA, 2.30% due 10/1/2030(h)	480,000
1,200,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2001 Series AA-2, 2.10% due 5/1/2036(h)	1,200,000
11,840,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2005 Series B-2, 2.10% due 5/1/2034(h)	11,840,000
5,435,000	Colorado Housing and Finance Authority Multi-Family/Project Class III Adjustable Rate 2006 Series A-3, 2.95% due 10/1/2036(h)	5,435,000
28,220,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series B-2, 2.10% due 11/1/2034(h)	28,220,000
6,070,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series C-2, 2.10% due 11/1/2034(h)	6,070,000
22,615,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% due 12/1/2029	22,615,000
7,505,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	7,505,000
5,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 2.26% due 12/1/2028(h)	5,000,000
2,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% due 12/1/2027(b)	3,045,084
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034(b)	4,485,086
1,200,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 2.24% due 12/1/2036(h)	1,200,000
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	979,489
3,145,000	Crested Butte Industrial Development Refunding and Improvement Revenue (Crested Butte Academy Project) Series 2006B, 7.50% due 8/15/2026(a)	2,358,750
30,850,000	Denver (City and County) Airport Revenue Variable Rate Series 2004B, 11.50% due 11/15/2024(h)	30,850,000
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,232,000

Colorado BondShares
Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
1,880,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	$1,934,031
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	774,992
400,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	386,664
7,210,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023(c)	6,651,225
5,000,000	Ebert Metropolitan District Securitization Trust Series 2004-S1, Class A2 Certificates 2.33% due 12/1/2034(h)	5,000,000
1,725,000	Ebert Metropolitan District Securitization Trust Series 2005-S1, Class A2 Certificates 2.33% due 12/1/2009(h)	1,725,000
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015(a)	74,400
1,895,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021(b)	2,243,851
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	5,360,264
500,000	Galleria Metropolitan District G.O. LTD Tax Series 1999, 7.25% to yield 7.375% due 12/1/2019(b)	543,705
850,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018(b)	868,998
860,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019(b)	887,030
710,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	676,105
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,787,560
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023(b)	7,085,035
640,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017	670,701
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	839,860
90,000	Las Animas (City of) G.O. Water Series 1989, 8.60% due 12/1/2009	91,911
210,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	214,057

Colorado BondShares
Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
2,000,000	Madre Metropolitan District No. 2 G. O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	$1,615,940
2,000,000	Madre Metropolitan District No. 2 G. O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% due 12/1/2036	1,640,320
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027(b)	7,867,888
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036(b)	2,374,923
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993) 7.999% due 6/1/2029	11,580,000
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993) 7.999% due 6/1/2029	11,565,000
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993) 7.999% due 6/1/2029	11,515,000
30,485,000	Moffat County Weekly Adjustable/Fixed Rate Pollution Control Revenue Refunding (Colorado-Ute Electric Association, Inc. Project) Tri-State Generation and Transmission Series 1984 4.10% due 7/1/2010(h)	30,485,000
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	80,314
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	617,800
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, 8.00% due 6/1/2043(e)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	785,590
3,920,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% — 6.125% to yield 7.90% due 12/1/2026-12/1/2035	3,175,524
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	911,100
1,130,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2020	1,338,225
2,740,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020(b)	3,089,405
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 11.70% due 12/1/2021(b)(c)	1,779,250

Colorado BondShares
Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
1,000,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% due 12/1/2025	$887,890
1,335,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017(b)	1,368,735
4,440,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% to yield 7.375% due 12/1/2019(b)	4,801,682
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	2,149,033
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037	8,547,930
13,350,000	Reata South Metropolitan District LTD Tax G.O. Series 2007A, 7.25% due 6/1/2037	12,551,270
5,620,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021(b)	6,695,387
3,100,000	Revenue Bond Certificate Series Trust 2004-13 Senior Certificates of Beneficial Ownership (Centennial East Apartments Project) 2.61% due 12/1/2033(h)	3,100,000
2,100,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% — 6.50% due 12/1/2025 — 12/1/2035	1,866,279
1,285,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	1,227,689
138,133	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016(i)	142,915
334,438	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021(e)(i)	178,761
367,244	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042(f)(i)	56,923
765,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% due 12/1/2017(b)	795,378
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	1,499,640
1,000,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	778,490
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,562,725
2,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034(b)	2,437,060
510,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016(b)	582,991
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024(b)	1,211,810

Colorado BondShares
Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
1,705,000	Sterling Hills Metropolitan District G.O. LTD Tax Refunding and Improvement Series 1998, 7.75% due 6/1/2018	$1,784,402
3,035,000	Sterling Hills West Metropolitan District G.O. Exchange (LTD Tax Convertible to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019(b)	3,335,617
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021(b)	3,929,966
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021(b)	3,450,314
10,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	9,462,100
3,815,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	2,861,250
5,500,000	Triview Metropolitan District G.O. Variable Rate Refunding and Improvement Series 2006A, 3.60% due 11/1/2023(h)	5,510,285
10,470,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013	10,085,123
9,335,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 12/1/2012	9,196,468
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Bonds, Series 2006, 6.00% due 3/1/2021	19,060,128
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	434,650
2,060,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	1,823,656
500,000	Wyndham Hill Metropolitan District No. 2 G.O. LTD Tax Series 2005, 6.25% due 12/1/2025	450,110

	Total Colorado Municipal Bonds (cost $477,969,055)	$479,006,591

Colorado Capital Appreciation and Zero Coupon Bonds — 10.1%
27,777,698	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031(b)(d)	$5,142,208
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037(d)	7,471,493
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020(b)(d)	293,103

Colorado BondShares
Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Capital Appreciation and Zero Coupon Bonds — (Continued)
7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons, Series 2006, 8.00% due 12/1/2010-2031(d)	$2,734,916
18,400,492	Cottonwood Water and Sanitation District G.O. Second Lien (LTD Tax Through 2001) Refunding Series 1998A, Capital Appreciation 8.00% due 12/1/2027(d)	6,123,868
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon 6.10% due 6/15/2008(d)	497,780
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031(b)(d)	1,580,107
17,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017(d)	9,798,290
440,000	Potomac Farms Metropolitan District Convertible Capital Appreciation G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.25% due 12/1/2023(d)	351,454
4,280,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2009-12/1/2023(d)	2,016,139
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032(d)(i)	18,132
6,725,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 12/1/2008-2012(d)	5,517,150
9,655,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Series 2006, 6.50% due 12/15/2011(d)	7,713,862
7,130,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2007, 6.125% due 12/1/2037(d)	5,380,369
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011(d)	1,826,516

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $59,047,821)	$56,465,387

Colorado Certificates of Participation — 0.1%
600,000	Eagle-Vail Metropolitan District Building Authority (Golf Course Project) Series 1999, 6.00% due 12/1/2019	$551,952

	Total Colorado Certificates of Participation Bonds (cost $527,330)	$551,952

Other Municipal Bonds — 4.3%
3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 2.61% due 7/1/2037(h)	$3,740,000

Colorado BondShares
Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Other Municipal Bonds — (Continued)
4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 14.95% due 4/1/2037(g)	$4,904,915
996,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	903,930
688,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	688,316
7,500,000	Revenue Bond Certificate Series Trust 2005-4 Senior Certificates of Beneficial Ownership (Hermitage Apartments Project), 2.61% due 5/1/2031(h)	7,500,000
5,000,000	Uinta County School District Number 6 G. O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020	6,185,400

	Total Other Municipal Bonds (cost $24,080,057)	$23,922,561

Colorado Taxable Notes — 0%
227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/09/2002(a)	$227,347

	Total Colorado Taxable Notes (cost $227,347)	$227,347

Total investments, at value	90.0%	$560,173,838
Other assets net of liabilities	10.0	62,328,887

Net assets	100.0%	$622,502,725

Colorado BondShares
Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see footnote 1 to notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents current interest rate for a step rate bond.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2008. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,794,821 and a market value of $1,722,601 or less than 1% of net assets, respectively, as of March 31, 2008.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

See accompanying notes to financial statements.

Colorado BondShares
Tax-Exempt Fund

Statement of Assets and Liabilities (unaudited)
March 31, 2008

ASSETS

Investments, at value (amortized cost $561,851,610)	$560,173,838
— see accompanying statement
Cash	7,187,385
Interest receivable	55,247,736
Receivable for shares of beneficial interest sold	2,000,989
Receivable for investments sold/called/matured	18,000

TOTAL ASSETS	624,627,948

LIABILITIES
Payables and other liabilities:
Dividends payable	1,362,950
Payable for shares redeemed	262,322
Management fee payable	262,508
Accrued expenses payable	237,443

TOTAL LIABILITIES	2,125,223

NET ASSETS	$622,502,725

COMPOSITION OF NET ASSETS
Paid-in capital	$624,121,259
Accumulated realized gain and losses	59,238
Net unrealized appreciation of investments (note 3)	(1,677,772)

NET ASSETS	$622,502,725

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 66,345,681 shares of beneficial interest outstanding at March 31, 2008, unlimited number of no par value shares authorized)	$9.38

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.85

See accompanying notes to financial statements.

Colorado BondShares
Tax-Exempt Fund

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2008

INVESTMENT INCOME
Interest	$18,631,291
EXPENSES
Management fees (note 4)	1,446,794
Custodian fees & Interest Expense (note 5)	33,059
Legal and auditing fees	107,878
Portfolio pricing fees (note 5)	6,357
Registration fees	7,320
Shareholders’ reports	40,672
Transfer agency expenses (note 4)	54,189
Trustees’ fees	2,104
Other	8,063

Total expenses	1,706,436
Less expenses paid indirectly	(16,136)

Net expenses	1,690,300

NET INVESTMENT INCOME	16,940,991

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	37,639
Change in net unrealized appreciation/depreciation on investments	(6,942,895)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	(6,905,256)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,035,735

See accompanying notes to financial statements.

Colorado BondShares
Tax-Exempt Fund

Statement of Changes in Net Assets (unaudited)

	Six Months	Year Ended
	Ended March 31,	September 30,
	2008	2007
	(unaudited)

FROM OPERATIONS:
Net investment income	$16,940,991	$29,539,836
Net realized gain on investments	37,639	1,431,255
Change in unrealized appreciation/depreciation on investments	(6,942,895)	1,624,145

Net increase in net assets resulting from operations	10,035,735	32,595,236

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders from net investment income	(16,940,991)	(28,952,094)
Realized capital gain and ordinary income	(1,415,431)	—

Total distributions to shareholders	(18,356,422)	(28,952,094)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	82,458,070	159,489,309
Proceeds from dividends reinvested	11,820,854	17,207,808
Redemption of shares	(41,109,144)	(43,249,603)

Increase in net assets derived from beneficial interest transactions	53,169,780	133,447,514

Net increase in net assets	44,849,093	137,090,656
NET ASSETS:
Beginning of period	577,653,632	440,562,976

End of period	$622,502,725	$577,653,632

See accompanying notes to financial statements.

Colorado BondShares
Tax-Exempt Fund

Financial Highlights

	Six Months
	Ended	For Fiscal Years Ended September 30,
For a share outstanding throughout the period	3/31/2008	2007		2006	2005	2004	2003
	(Unaudited)

Net Asset Value, beginning of period	$9.51	$9.45		$9.41	$9.35	$9.27	$9.33
Net investment income(3)	0.27	0.55		0.47	0.48	0.47	0.60
Net realized and unrealized gain (loss) on investments	(0.11)	0.05		0.06	0.07	0.08	(0.06)

Increase from investment operations	0.16	0.60		0.53	0.55	0.55	0.54
Dividends to shareholders from net investment income	(0.27)	(0.54)		(0.47)	(0.48)	(0.47)	(0.60)
Distributions in excess of net investment income	—	—		(0.01)	—	—	—
Realized capital gains and ordinary income	(0.02)	—		(0.01)	(0.01)	—	—

Total Distributions	(0.29)	(0.54)		(0.49)	(0.49)	(0.47)	(0.60)

Net increase (decrease) in net asset value	(0.13)	0.06		0.04	0.06	0.08	(0.06)

Net Asset Value, end of period	$9.38	$9.51		$9.45	$9.41	$9.35	$9.27

Total Return, at Net Asset Value(1)	1.45%+	6.59	%(*)	5.72%	6.14%	6.19%	5.96%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	5.65%**	5.78%		4.97%	5.10%	5.08%	6.46%
Total expenses	0.57%**	0.61%		0.61%	0.58%	0.63%	0.65%
Net expenses	0.56%**	0.56%		0.57%	0.55%	0.60%	0.61%
Net assets, end of period (000s)	$622,503	$577,654		$440,563	$368,429	$312,651	$267,207

Portfolio turnover rate(2)	3.70%	13.75%		5.27%	4.40%	2.57%	4.65%

(1)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(*)	The total return for fiscal year ended September 30, 2007 includes an interest payment of approximately $3.8 million representing four years of unpaid interest relating to the Fund’s holding of United Airlines/Denver International Airport bonds that is a non-recurring event outside of the control of the Fund.

(2)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period March 31, 2008 were $91,007,924 and $14,214,843, respectively.

(3)	Net investment income per share was calculated using an average shares method.

+	Not Annualized

**	Annualized

See accompanying notes to financial statements.

Colorado BondShares
Tax-Exempt Fund

Notes to Financial Statements (unaudited)

(1)	Summary of Significant Accounting Policies

Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)	Investment Valuation

The values of most investment securities are determined at their market price using prices provided by a national independent pricing service approved by the Fund’s Board of Trustees. In cases where a market price is not available from the pricing service, or where the Fund determines that the “market price” so determined is not reflective of the true “fair value” or realizable value of these securities, the securities are valued at “fair value” as determined in good faith by the Fund’s Board of Trustees. In either event, the Fund values the municipal bonds and other securities taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds using the effective yield method, in accordance with federal income tax purposes.

(b)	Income Taxes

The Fund intends to comply with the requirements of subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

(c)	Other/Security Credit Risk

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis. The Fund concentrates its

Colorado BondShares
Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in not rated securities, which may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rate fixed income securities.

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $13,032,529 and such bonds have a market value of $2,881,784, or less than 1% of net assets, as of March 31, 2008. These securities have been identified on the accompanying Statement of Investments.

(d)	Uses of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(f)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchases commitments.

(g)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosure

Colorado BondShares
Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management believes the adoption of SFAS No. 157 will have no material impact on its financial statements.

(2)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount

Shares sold	8,723,050	$82,458,070	16,859,280	$159,489,309
Dividends reinvested	1,250,143	11,820,854	1,818,953	17,207,808

	9,973,193	94,278,924	18,678,233	176,697,117
Shares redeemed	(4,361,540)	(41,109,144)	(4,570,409)	(43,249,603)

Net increase in shares outstanding	5,611,653	$53,169,780	14,107,824	$133,447,514

(3)    Unrealized Gains and Losses

At March 31, 2008, the net unrealized depreciation on investments of $1,677,772, based on cost for federal income tax purposes, was comprised of gross appreciation of $17,190,342 and gross depreciation of $18,868,114.

(4)    Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2008. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

Colorado BondShares
Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(5)    Earnings Credits on Cash Balances

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, United Missouri Bank. The earnings credits resulted in offsetting custodian fees of $16,136. Earnings credits from the Fund’s prior custodian, Wells Fargo Investments and Trust resulted in offsetting management fees of $59,575, from prior fiscal period ended September 30, 2007.

(6)    Contingencies

The Fund is involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

Other Information (Unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2007 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

Officers and Trustees of the Fund

The following table lists the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed. Andrew B. Shaffer is an “interested person” of the Fund as defined in the 1940 Act by virtue of his position as both an officer and a trustee of the Fund as described in the table below. None of the trustees nor the officers of the Fund has any position with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

Non-Interested Trustees

	Position held with	Principal Occupation	Other
	the Fund and Length	During the	Directorships
Name, Address and Age	of Time Served	Past Five Years:	Held By Director

George N. Donnelly 1200 17th Street, Suite 850 Denver CO 80202 Age: 61	Chairman of the Board of Trustees Trustee since inception of the Fund in 1987	Mr. Donnelly is currently a Senior Regional Vice President for Phoenix Life Insurance Company.	None

Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 57	Trustee since July 2002	Mr. Ely is currently the Regional Marketing Director for MBIA Municipal Investors Service Corporation in Colorado.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 64	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years.	None

Interested Trustees

Andrew B. Shaffer[1] 1200 17th Street, Suite 850 Denver CO 80202 Age: 60	Trustee, Secretary and Treasurer since June 1995	Mr. Shaffer is the manager of Shaffer Capital Management/LLC. and President since January 2003	None

[1]	Andrew B. Shaffer is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table above.

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Item 2. CODE OF ETHICS.
Not required in this filing.
Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in this filing.
Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in this filing.
Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
Item 6. INVESTMENTS.
(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report.
(b) Not applicable.
Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.
As required by SEC Rule 30a-3(b), the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

(a)(2)(i)	President’s (Principal Executive Officer) Section 302 Certification
(a)(2)(ii)	Treasurer’s (Principal Financial Officer) Section 302 Certification
(b)	Combined President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Colorado BondShares — A Tax-Exempt Fund

By (Signature and Title)	/s/ Andrew B. Shaffer

Andrew B. Shaffer
President, Secretary and Treasurer

Date:	June 09, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew B. Shaffer

Andrew B. Shaffer,
President, Secretary and Treasurer
(Principal Executive Officer and
Principal Financial Officer)
Date: June 09, 2008